GUIDESTONE FUNDS

Supplement dated December 1, 2016

to

Prospectus dated May 1, 2016

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

I.         CHANGE TO MANAGEMENT OF THE FUNDS

Effective December 1, 2016, Harry H. Nelson II, CIMA no longer serves as President of GuideStone Capital Management, LLC. David S. Spika, CFA has been appointed President of GuideStone Capital Management, LLC. All references to Harry H. Nelson II, CIMA are deleted in their entirety.

II.	PORTFOLIO MANAGER CHANGES FOR THE FLEXIBLE INCOME FUND AND

DEFENSIVE MARKET STRATEGIES FUND

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Flexible Income Fund, on page 73, the disclosure for Shenkman Capital Management, Inc. is deleted in its entirety and replaced with the following:

Shenkman Capital Management, Inc.
Mark R. Shenkman President and Co-Chief Investment Officer	Since July 2013
Justin W. Slatky Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager	Since October 2016
David H. Lerner Senior Vice President and Portfolio Manager	Since September 2013
Jeffrey Gallo Senior Vice President, Credit Analyst and Portfolio Manager	Since October 2015

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Defensive Market Strategies Fund, on page 78, the disclosure for Shenkman Capital Management, Inc. is deleted in its entirety and replaced with the following:

Shenkman Capital Management, Inc.
Mark R. Shenkman President and Co-Chief Investment Officer	Since September 2011
Justin W. Slatky Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager	Since October 2016

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Raymond F. Condon Senior Vice President and Portfolio Manager	Since September 2011
Jordan Barrow Senior Vice President, Credit Analyst and Portfolio Manager	Since July 2015

Under the heading “Sub-Advisers,” the following disclosure pertaining to Shenkman Capital Management, Inc. for the Flexible Income Fund, on page 134, is deleted in its entirety and replaced with the following:

Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, 22nd Floor, New York, New York 10017: Shenkman is an independently owned, registered investment adviser founded in 1985. Since inception, the firm has been dedicated to providing investment management services to institutional and individual investors. Shenkman is a pioneer firm in the high yield market and seeks to be the world leading specialist in credit analysis of leveraged companies. As of December 31, 2015, the firm had assets under management of over $28.7 billion. Shenkman employs a team approach to portfolio management. Mark R. Shenkman is the President and Co-Chief Investment Officer of the firm and has responsibility for setting strategy and direction with respect to the firm’s investment operations. The primary day-to-day oversight responsibilities of the Flexible Income Fund assigned to Shenkman are conducted by Mr. Shenkman and Justin W. Slatky. The primary day-to-day management of the Fund assigned to Shenkman is conducted by David H. Lerner and Jeffrey Gallo. Mr. Shenkman founded the firm in 1985. Mr. Slatky, Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of Shenkman, joined the firm in 2011. Mr. Lerner, Senior Vice President and Portfolio Manager of Shenkman, joined the firm in 2013. Prior to joining Shenkman in 2013, Mr. Lerner was a Managing Director and Portfolio Manager with Credit Suisse, where he had served since 2000. Mr. Gallo, Senior Vice President, Credit Analyst and Portfolio Manager of Shenkman, joined the firm in 2005.

Under the heading “Sub-Advisers,” the following disclosure pertaining to Shenkman Capital Management, Inc. for the Defensive Market Strategies Fund, on page 135, is deleted in its entirety and replaced with the following:

Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, 22nd Floor, New York, New York 10017: Shenkman is an independently owned, registered investment adviser founded in July 1985. Since inception, the firm has been dedicated to providing investment management services to institutional and individual investors. Shenkman is a pioneer firm in the high yield market and seeks to be the world leading specialist in credit analysis of leveraged companies. As of December 31, 2015, the firm had assets under management of over $28.7 billion. Shenkman employs a team approach to portfolio management. Mark R. Shenkman is the President and Co-Chief Investment Officer of the firm and has responsibility for setting strategy and direction with respect to the firm’s investment operations. The primary day-to-day oversight responsibilities of the Defensive Market Strategies Fund assigned to Shenkman are conducted by Mr. Shenkman and Justin W. Slatky. The primary day-to-day management of the Fund assigned to Shenkman is conducted by Raymond F. Condon and Jordan Barrow. Mr. Shenkman founded Shenkman in 1985. Mr. Slatky, Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of Shenkman, joined the firm in 2011. Mr. Condon, Senior Vice President and Portfolio Manager of Shenkman, joined the firm in 2003. Mr. Barrow, Senior Vice President, Credit Analyst and Portfolio Manager of Shenkman, joined the firm in 2004.

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III.	PORTFOLIO MANAGER CHANGE FOR THE REAL ESTATE SECURITIES FUND

Effective December 31, 2016, Daniel Ekins will no longer serve as portfolio manager to the portion of the Real Estate Securities Fund managed by RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited. All references to Daniel Ekins are deleted in their entirety.

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Real Estate Securities Fund, on page 85, the disclosure for RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited is deleted in its entirety and replaced with the following:

RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited
John Hammond Managing Director	Since September 2013
Joseph D. Fisher, CFA Director	Since August 2013
Chris Robinson Director	Since September 2013
David W. Zonavetch, CPA Director	Since August 2013

Under the heading “Sub-Advisers,” the following disclosure pertaining to RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited for the Real Estate Securities Fund, on page 136, is deleted in its entirety and replaced with the following:

RREEF America L.L.C. (“RREEF”), Deutsche Investments Australia Limited (“DIAL”) and Deutsche Alternative Asset Management (Global) Limited (“DeAAM Global”) (together, “RREEF”) are located at Deutsche Asset Management, 222 South Riverside Plaza, Floor 24, Chicago, Illinois 60606, at Deutsche Bank Place, Level 16, CNR Hunter and Phillip Streets, Sydney, NSW 2000, Australia, and at Winchester House, 1 Great Winchester Street, London, EC2N 2DB, United Kingdom, respectively. Founded in 1975, RREEF’s Real Estate business had approximately $52.2 billion in total assets under management as of December 31, 2015. The Global Real Estate Securities strategy is managed on a team basis under the leadership of John F. Robertson, CFA, Co-Head of Liquid Real Assets — Alternatives and Real Assets, and John Vojticek, Co-Head and Chief Investment Officer, Liquid Real Assets — Alternatives and Real Assets. The team is led by regional portfolio managers: Joseph D. Fisher, CFA, Director, and David W. Zonavetch, CPA, Director, who are co-lead portfolio managers for the Americas Real Estate Securities business; Chris Robinson, Director, lead portfolio manager for the Asia Pacific Real Estate Securities business; and John Hammond, Managing Director, lead portfolio manager for the European Real Estate Securities business. Messrs. Fisher, Zonavetch, Robinson and Hammond have each been with the firm for over 11 years and are primarily responsible for the day-to-day operations, as well as final decisions on stock selection and property sector allocation (where appropriate), for an assigned portion of the Real Estate Securities Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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GUIDESTONE FUNDS

Supplement dated December 1, 2016

to

Statement of Additional Information (“SAI”) dated May 1, 2016

This supplement provides new and additional information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI, as supplemented.

I.       CHANGE TO MANAGEMENT OF THE FUNDS

Effective December 1, 2016, Harry H. Nelson II, CIMA no longer serves as President of GuideStone Capital Management, LLC. David S. Spika, CFA has been appointed President of GuideStone Capital Management, LLC. All references to Harry H. Nelson II, CIMA are deleted in their entirety.

II.	PORTFOLIO MANAGER CHANGE FOR THE REAL ESTATE SECURITIES FUND

Effective December 31, 2016, Daniel Ekins will no longer serve as portfolio manager for the portion of the Real Estate Securities Fund managed by RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited. All references to Daniel Ekins are deleted in their entirety.

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III.       CHANGES TO OTHER ACCOUNTS MANAGED

The “Other Accounts Managed” chart, beginning on page 60, is amended as follows to update the information for RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited and Shenkman Capital Management, Inc. This information is current as of December 31, 2015, except as noted.

Sub-Adviser Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s)
within each category below, number of accounts and
the total assets in the accounts with respect to which
the advisory fee is based on the performance of the
account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited
Joseph D. Fisher, CFA	6	$3,928	10	$982	18	$2,986	N/A	N/A	N/A	N/A	N/A	N/A
David W. Zonavetch, CPA	6	$3,928	10	$982	18	$2,986	N/A	N/A	N/A	N/A	N/A	N/A
Chris Robinson	2	$1,512	9	$1,109	11	$1,232	N/A	N/A	N/A	N/A	N/A	N/A
John Hammond	2	$1,512	8	$912	10	$1,269	N/A	N/A	N/A	N/A	N/A	N/A
Shenkman Capital Management, Inc.
Mark R. Shenkman	7	$2,464	27	$8,659	182	$17,295	N/A	N/A	11	$3,547	3	$117
Justin W. Slatky*	5	$3,029	29	$9,614	173	$18,046	N/A	N/A	11	$3,633	2	$139
David H. Lerner	1	$265	10	$3,304	13	$2,253	N/A	N/A	8	$3,124	N/A	N/A
Jeffrey Gallo	1	$265	10	$3,304	13	$2,253	N/A	N/A	8	$3,124	N/A	N/A
Raymond F. Condon	2	$548	4	$262	50	$196	N/A	N/A	N/A	N/A	N/A	N/A
Jordan Barrow	2	$548	4	$262	50	$196	N/A	N/A	N/A	N/A	N/A	N/A

*	Information is current as of September 30, 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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